AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	ADVERTISING — 0.6%
7,238	Trade Desk, Inc. - Class A*	$706,935
	AEROSPACE/DEFENSE — 1.6%
4,883	General Electric Co.	776,251
1,161	Lockheed Martin Corp.	542,303
5,939	RTX Corp.	596,216
		1,914,770
	AGRICULTURE — 0.3%
2,831	Altria Group, Inc.	128,952
2,217	Philip Morris International, Inc.	224,649
		353,601
	AUTO MANUFACTURERS — 0.1%
360	Tesla, Inc.*	71,237

	BANKS — 1.6%
9,794	Bank of America Corp.	389,507
2,727	Citigroup, Inc.	173,055
465	Goldman Sachs Group, Inc.	210,329
4,110	JPMorgan Chase & Co.	831,289
5,052	Wells Fargo & Co.	300,038
		1,904,218
	BEVERAGES — 0.7%
6,512	Coca-Cola Co.	414,489
303	Constellation Brands, Inc. - Class A	77,956
2,167	PepsiCo, Inc.	357,403
		849,848
	BIOTECHNOLOGY — 0.1%
1,092	Corteva, Inc.	58,902

	BUILDING MATERIALS — 0.0%
102	Martin Marietta Materials, Inc.	55,264

	CHEMICALS — 0.6%
344	Air Products and Chemicals, Inc.	88,769
1,156	Dow, Inc.	61,326
418	Ecolab, Inc.	99,484
791	Linde PLC[1]	347,099
388	Sherwin-Williams Co.	115,791
		712,469

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 2.6%
6,975	Automatic Data Processing, Inc.[2]	$1,664,863
1,645	S&P Global, Inc.	733,670
2,409	Verisk Analytics, Inc. - Class A	649,346
		3,047,879
	COMPUTERS — 9.7%
11,982	Accenture PLC - Class A1	3,635,459
7,356	Apple, Inc.[2]	1,549,321
8,364	Cognizant Technology Solutions Corp. - Class A2	568,752
4,100	Crowdstrike Holdings, Inc. - Class A*,2	1,571,079
11,455	Fortinet, Inc.*,2	690,393
1,309	Gartner, Inc.*	587,819
15,402	International Business Machines Corp.[2]	2,663,776
		11,266,599
	COSMETICS/PERSONAL CARE — 0.7%
1,364	Colgate-Palmolive Co.	132,363
3,906	Procter & Gamble Co.	644,177
		776,540
	DISTRIBUTION/WHOLESALE — 0.8%
16,153	Copart, Inc.*	874,846

	DIVERSIFIED FINANCIAL SERVICES — 8.6%
816	American Express Co.	188,945
3,494	Coinbase Global, Inc. - Class A*	776,472
10,424	Mastercard, Inc. - Class A2	4,598,652
17,103	Visa, Inc. - Class A2	4,489,024
		10,053,093
	ELECTRIC — 0.0%
75	Duke Energy Corp.	7,517
212	NextEra Energy, Inc.	15,012
107	Southern Co.	8,300
		30,829
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.6%
2,053	Eaton Corp. PLC[1]	643,718

	ELECTRONICS — 0.7%
3,349	Honeywell International, Inc.	715,145
59	Mettler-Toledo International, Inc.*	82,458
		797,603

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FOOD — 0.1%
2,235	Mondelez International, Inc. - Class A	$146,258

	HEALTHCARE-PRODUCTS — 3.2%
5,136	Abbott Laboratories	533,682
815	Agilent Technologies, Inc.	105,648
3,959	Boston Scientific Corp.*	304,883
2,061	Danaher Corp.	514,941
1,693	Edwards Lifesciences Corp.*	156,382
1,105	GE HealthCare Technologies, Inc.	86,102
231	IDEXX Laboratories, Inc.*	112,543
1,049	Intuitive Surgical, Inc.*	466,648
3,733	Medtronic PLC[1]	293,824
410	ResMed, Inc.	78,482
1,070	Stryker Corp.	364,068
1,128	Thermo Fisher Scientific, Inc.	623,784
203	West Pharmaceutical Services, Inc.	66,866
		3,707,853
	HEALTHCARE-SERVICES — 1.9%
1,409	Centene Corp.*	93,417
689	Elevance Health, Inc.	373,342
579	HCA Healthcare, Inc.	186,021
341	Humana, Inc.	127,415
2,729	UnitedHealth Group, Inc.[2]	1,389,770
		2,169,965
	HOUSEHOLD PRODUCTS/WARES — 0.1%
526	Kimberly-Clark Corp.	72,693

	INSURANCE — 3.2%
8,781	Berkshire Hathaway, Inc. - Class B*,2	3,572,111
836	Progressive Corp.	173,645
		3,745,756
	INTERNET — 20.0%
7,439	Airbnb, Inc. - Class A*	1,127,976
27,015	Alphabet, Inc. - Class A2	4,920,782
1,228	Amazon.com, Inc.*	237,311
23	Cogent Communications Holdings, Inc.	1,298
6,232	DoorDash, Inc. - Class A*	677,917
698	MercadoLibre, Inc.*	1,147,093
9,982	Meta Platforms, Inc. - Class A2	5,033,124
7,263	Netflix, Inc.*,2	4,901,654
5,775	Palo Alto Networks, Inc.*,2	1,957,783
2,198	Spotify Technology S.A.*,1	689,710

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
34,971	Uber Technologies, Inc.*,2	$2,541,692
		23,236,340
	IRON/STEEL — 0.0%
331	Nucor Corp.	52,324

	MACHINERY-CONSTRUCTION & MINING — 0.7%
2,410	Caterpillar, Inc.	802,771

	MEDIA — 0.1%
67	Charter Communications, Inc. - Class A*	20,030
2,331	Comcast Corp. - Class A	91,282
199	Liberty Global Ltd. - Class A*,1	3,469
		114,781
	MINING — 0.2%
2,241	Freeport-McMoRan, Inc.	108,913
1,781	Newmont Corp.	74,570
		183,483
	OIL & GAS — 0.6%
1,055	Chevron Corp.	165,023
683	ConocoPhillips	78,122
354	EOG Resources, Inc.	44,558
2,757	Exxon Mobil Corp.	317,386
208	Marathon Petroleum Corp.	36,084
246	Phillips 66	34,728
190	Valero Energy Corp.	29,784
		705,685
	OIL & GAS SERVICES — 0.0%
832	Schlumberger N.V.[1]	39,254

	PHARMACEUTICALS — 1.4%
627	AbbVie, Inc.	107,543
812	Becton Dickinson & Co.	189,772
448	Cencora, Inc.	100,934
865	Cigna Group	285,943
3,726	CVS Health Corp.	220,058
1,073	Dexcom, Inc.*	121,657
298	Eli Lilly & Co.	269,803
854	Johnson & Johnson	124,821
898	Merck & Co., Inc.	111,172
2,113	Pfizer, Inc.	59,122
		1,590,825

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES — 0.0%
699	Williams Cos., Inc.	$29,707

	REAL ESTATE — 0.4%
6,861	CoStar Group, Inc.*	508,675

	RETAIL — 0.5%
57	Costco Wholesale Corp.	48,449
128	Home Depot, Inc.	44,063
7,222	Walmart, Inc.	489,002
		581,514
	SEMICONDUCTORS — 2.2%
777	Advanced Micro Devices, Inc.*	126,037
396	Applied Materials, Inc.	93,452
197	Broadcom, Inc.	316,289
2,036	Intel Corp.	63,055
561	Micron Technology, Inc.	73,788
13,535	NVIDIA Corp.	1,672,114
537	QUALCOMM, Inc.	106,960
433	Texas Instruments, Inc.	84,232
		2,535,927
	SOFTWARE — 29.1%
7,606	Adobe, Inc.*,2	4,225,437
3,632	Autodesk, Inc.*,2	898,738
4,581	Cadence Design Systems, Inc.*,2	1,409,803
5,468	Datadog, Inc.*	709,145
4,060	Electronic Arts, Inc.	565,680
9,788	Fidelity National Information Services, Inc.[2]	737,624
851	HubSpot, Inc.*	501,911
5,004	Intuit, Inc.[2]	3,288,679
11,226	Microsoft Corp.[2]	5,017,461
28,493	Oracle Corp.[2]	4,023,212
35,464	Palantir Technologies, Inc. - Class A*	898,303
1,684	Roper Technologies, Inc.[2]	949,203
17,301	Salesforce, Inc.[2]	4,448,087
3,664	ServiceNow, Inc.*,2	2,882,359
5,973	Snowflake, Inc. - Class A*,2	806,893
2,590	Synopsys, Inc.*,2	1,541,205
439	Veeva Systems, Inc. - Class A*	80,341
3,772	Workday, Inc. - Class A*,2	843,268
		33,827,349
	TELECOMMUNICATIONS — 0.3%
4,209	AT&T, Inc.	80,434

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
1,930	Cisco Systems, Inc.	$91,694
80	EchoStar Corp. - Class A*	1,425
126	Frontier Communications Parent, Inc.*	3,298
64	Iridium Communications, Inc.	1,704
294	T-Mobile US, Inc.	51,797
2,350	Verizon Communications, Inc.	96,914
		327,266
	TRANSPORTATION — 1.0%
3,132	Union Pacific Corp.	708,646
3,736	United Parcel Service, Inc. - Class B	511,272
		1,219,918
	TOTAL COMMON STOCKS
	(Cost $79,106,925)	109,716,695

Principal Amount
	SHORT-TERM INVESTMENTS — 0.4%
539,799	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[3]	539,799
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $539,799)	539,799

	TOTAL INVESTMENTS — 94.7%
	(Cost $79,646,724)	110,256,494
	Other Assets in Excess of Liabilities — 5.3%	6,110,201
	TOTAL NET ASSETS — 100.0%	$116,366,695

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2024, the aggregate value of those securities was $48,811,716, representing 41.9% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS FTSE Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	7/1/24	$112,724,760	$11,143	$2,723,460
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.85%	Basket Return	Monthly	7/1/24	74,156,393	3,431	3,631,704
TOTAL EQUITY SWAP CONTRACTS								$6,355,164

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 228.59% and (228.59)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
6,800	Meta Platforms, Inc. - Class A	$3,428,696	4.62%
7,647	Microsoft Corp.	3,417,827	4.61%
18,403	Alphabet, Inc. - Class A	3,352,106	4.52%
4,948	Netflix, Inc.	3,339,306	4.50%
7,101	Mastercard, Inc. - Class A	3,132,677	4.22%
11,652	Visa, Inc. - Class A	3,058,300	4.12%
11,787	Salesforce, Inc.	3,030,438	4.09%
5,182	Adobe, Inc.	2,878,808	3.88%
19,411	Oracle Corp.	2,740,833	3.70%
8,163	Accenture PLC - Class A	2,476,736	3.34%
5,982	Berkshire Hathaway, Inc. - Class B	2,433,478	3.28%
3,409	Intuit, Inc.	2,240,429	3.02%
2,496	ServiceNow, Inc.	1,963,528	2.65%
10,493	International Business Machines Corp.	1,814,764	2.45%
23,825	Uber Technologies, Inc.	1,731,601	2.34%
3,934	Palo Alto Networks, Inc.	1,333,665	1.80%
4,752	Automatic Data Processing, Inc.	1,134,255	1.53%
2,793	Crowdstrike Holdings, Inc. - Class A	1,070,250	1.44%
5,012	Apple, Inc.	1,055,627	1.42%
1,765	Synopsys, Inc.	1,050,281	1.42%
3,120	Cadence Design Systems, Inc.	960,180	1.29%
1,859	UnitedHealth Group, Inc.	946,714	1.28%
475	MercadoLibre, Inc.	780,615	1.05%
5,068	Airbnb, Inc. - Class A	768,461	1.04%
1,147	Roper Technologies, Inc.	646,518	0.87%
2,474	Autodesk, Inc.	612,191	0.83%
24,161	Palantir Technologies, Inc. - Class A	611,998	0.83%
11,005	Copart, Inc.	596,031	0.80%
2,569	Workday, Inc. - Class A	574,326	0.77%
2,800	JPMorgan Chase & Co.	566,328	0.76%
4,069	Snowflake, Inc. - Class A	549,681	0.74%
1,642	Caterpillar, Inc.	546,950	0.74%
2,381	Coinbase Global, Inc. - Class A	529,130	0.71%
3,327	General Electric Co.	528,893	0.71%
6,668	Fidelity National Information Services, Inc.	502,500	0.68%
1,120	S&P Global, Inc.	499,520	0.67%
2,281	Honeywell International, Inc.	487,085	0.66%
3,725	Datadog, Inc.	483,095	0.65%
2,134	Union Pacific Corp.	482,839	0.65%
4,931	Trade Desk, Inc. - Class A	481,611	0.65%
7,804	Fortinet, Inc.	470,347	0.63%
1,497	Spotify Technology S.A.	469,744	0.63%
1,641	Verisk Analytics, Inc. - Class A	442,332	0.60%
2,661	Procter & Gamble Co.	438,852	0.59%
1,399	Eaton Corp. PLC	438,656	0.59%
3,945	DoorDash, Inc. - Class A	429,137	0.58%
769	Thermo Fisher Scientific, Inc.	425,257	0.57%
4,046	RTX Corp.	406,178	0.55%
892	Gartner, Inc.	400,562	0.54%
5,698	Cognizant Technology Solutions Corp. - Class A	387,464	0.52%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Financial Statements.